Aug. 10, 2020
MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise MLP & Pipeline Fund
Tortoise Energy Evolution Fund
Tortoise MLP & Energy Income Fund
Tortoise MLP & Energy Infrastructure Fund
(together, the “Funds”)

Supplement dated August 10, 2020, to the Prospectus and Statement of Additional Information (“SAI”) dated March 30, 2020, as amended
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Entity Name Changes
Effective July 9, 2020 the name of Tortoise Advisors UK Limited, the investment sub-adviser to the Tortoise Energy Evolution Fund (the “Sub-Adviser”), has been changed to Ecofin Advisors Limited. All references in the Prospectus and SAI to Tortoise Advisors UK Limited are hereby changed to Ecofin Advisors Limited.

Effective immediately, Tortoise Capital Advisors, L.L.C, the investment adviser to the Funds (the “Adviser”), will be doing business as TCA Advisors. All references to Tortoise Capital Advisors, L.L.C. in the Prospectus and SAI are hereby changed to TCA Advisors. In addition, effective immediately Tortoise Investments, LLC, a parent company to the Adviser and Sub-Adviser has changed its name to TortoiseEcofin Investments, LLC. All references to Tortoise Investments, LLC in the Prospectus and SAI are hereby changed to TortoiseEcofin Investments, LLC.

Contingent Deferred Sales Charge (“CDSC”) Change
With respect to the Tortoise MLP & Energy Income Fund (the “MLP & Energy Income Fund”), the period during which certain purchases of A Class shares will be subject to a CDSC will be reduced from 18 months to 12 months. Accordingly, footnote (1) on page 17 of the Prospectus is revised as follows:

“No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.”

All other references in the Prospectus to the CDSC for A Class shares of the MLP & Energy Income Fund which indicate that the CDSC may be applied for 18 months are hereby changed to 12 months. A Class shares subject to a CDSC will only be subject to the CDSC for 12 months from the date of purchase even if the A Class shares were purchased prior to the date of this supplement.

This supplement should be retained with your Prospectus and SAI for future reference.
Tortoise MLP & Pipeline Fund
Tortoise MLP & Pipeline Fund
Tortoise Energy Evolution Fund
Tortoise Energy Evolution Fund
Tortoise MLP & Energy Income Fund
Tortoise MLP & Energy Income Fund
Tortoise MLP & Energy Infrastructure Fund
Tortoise MLP & Energy Infrastructure Fund